Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
7.	Fair Value of Financial Instruments

The Company’s financial instruments recorded at fair value have been categorized based upon a fair value hierarchy in accordance with accounting standards, as described in Footnote 2 “Significant Accounting Policies.” The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value (in thousands):

	ASSETS AND LIABILITIES MEASURED AT
	FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,463,916	$—	$—	$1,463,916
U.S. government and Non-U.S. government obligations	34,339	—	—	34,339
Corporate debt (2)	76,818	—	—	76,818
Listed equity options	202,091	—	—	202,091
Loan inventory	—	191,712	—	191,712
Purchased call options	—	237	—	237
Securitized HECM loan inventory (3)	—	4,054,905	—	4,054,905

Total Financial instruments owned, at fair value	1,777,164	4,246,854	—	6,024,018
Securities segregated under federal and other regulations (4)	3,000	—	—	3,000
Securities on deposit with clearing organizations (4)	182,280	—	—	182,280
Deferred compensation investments (5)	—	21,339	—	21,339
Investment in Deephaven Funds (5)	—	1,342	—	1,342
Assets of business held for sale:
Mortgage-backed securities	—	108,999		108,999
Corporate debt	29,690	—		29,690

Total fair value of financial instrument assets	$1,992,134	$4,378,534	$—	$6,370,668

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164,999	$—	$—	$1,164,999
U.S. government obligations	71,728	—	—	71,728
Corporate debt (2)	47,263	—	—	47,263
Listed equity options	155,942	—	—	155,942
Embedded conversion derivative	—	237	—	237
Foreign currency forward contracts	—	5,268	—	5,268

Total Financial instruments sold, not yet purchased, at fair value	1,439,932	5,505	—	1,445,437
Liability to GNMA trusts, at fair value (3)	—	4,002,704	—	4,002,704
Liabilities of business held for sale:
Corporate debt	22,858	—	—	22,858
U.S. government obligations	176,309	—	—	176,309

Total fair value of financial instrument liabilities	$1,639,099	$4,008,209	$—	$5,647,308

(1)	Equities of $676.8 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HECM Mortgage Backed Securities (“HMBS”) where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Securities segregated under federal and other regulations and Securities on deposit with clearing organizations consist of U.S. government obligations. The securities on deposit with clearing organizations are recorded within Receivable from brokers, dealers and clearing organizations on the Consolidated Statements of Financial Condition.
(5)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition.

	ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416,090	$—	$—	$1,416,090
U.S. government obligations	44,316	—	—	44,316
Corporate debt (2)	73,074	—	—	73,074
Listed equity options	280,384	—	—	280,384
Loan inventory	—	189,541	—	189,541
Purchased call options	—	17,532	—	17,532
Foreign currency forward contracts	—	3,951	—	3,951
Securitized HECM loan inventory (3)	—	1,722,631	—	1,722,631

Total Financial instruments owned, at fair value	1,813,864	1,933,655	—	3,747,519
Deferred compensation investments (4)	—	20,414	—	20,414
Investment in Deephaven Funds (4)	—	1,319	—	1,319
Assets of business held for sale:
Mortgage-backed securities	16,399	—	—	16,399
Corporate debt	842	—	—	842
Loan inventory	—	17,031	—	17,031

Total fair value of financial instrument assets	$1,831,105	$1,972,419	$—	$3,803,524

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369,750	$—	$—	$1,369,750
U.S. government obligations	10,644	—	—	10,644
Corporate debt (2)	51,208	—	—	51,208
Listed equity options	254,506	—	—	254,506
Embedded conversion derivative	—	17,532	—	17,532

Total Financial instruments sold, not yet purchased, at fair value	$1,686,108	17,532	—	1,703,640
Liability to GNMA trusts, at fair value (3)	—	1,710,627	—	1,710,627
Liabilities of business held for sale:
Corporate debt	1,221	—	—	1,221
Total return swap	—	17,031	—	17,031

Total fair value of financial instrument liabilities	$1,687,329	$1,745,190	$—	$3,432,519

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

The Company’s equities, listed equity options, U.S. government and Non-U.S. government obligations, rated corporate debt, and actively traded mortgage-backed securities will generally be classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices or broker or dealer quotations with reasonable levels of price transparency.

The types of instruments that trade in markets that are not considered to be active, but are valued based on observable inputs such as quoted market prices or alternative pricing sources with reasonable levels of price transparency are generally classified within Level 2 of the fair value hierarchy.

Certain instruments are classified within Level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. For those instruments that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. As of December 31, 2012 and December 31, 2011, the Company did not hold any financial instruments that met the definition of Level 3.

The Company’s assets measured at fair value on a nonrecurring basis solely relates to goodwill and intangible assets arising from various acquisitions which would be classified as Level 3 within the fair value hierarchy. See Footnote 12 “Goodwill and Intangible Assets” for additional information.

There were no transfers of financial instruments between levels of the fair value hierarchy for any periods presented.

As of December 31, 2012 and December 31, 2011, the Company’s loan inventory, foreign currency forward contracts, certain mortgage-backed securities, purchased call options and embedded conversion derivative related to its long-term debt (see Footnote 13 “Long-Term Debt”), deferred compensation investments and its remaining investment in the Deephaven Funds are classified within Level 2 of the fair value hierarchy.

The following is a description of the valuation basis, techniques and significant inputs used by the Company in valuing its Level 2 assets and liabilities:

Loan inventory

The Company’s loan inventory primarily comprises newly issued HECMs that it has originated or purchased and for which the Company has elected to account for at fair value. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Securitized HECM loan inventory

Securitized HECM loan inventory comprises HECMs that the Company has securitized into HMBS. The Company has recorded the securitized loans in Financial instruments owned, at fair value and a corresponding liability recorded as Liability to GNMA trusts, at fair value, on its Consolidated Statements of Financial Condition. As of December 31, 2012 and December 31, 2011 all of the HMBS created by the Company has been sold to third parties. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Foreign currency forward contracts

At December 31, 2012 and December 31, 2011, the Company had a foreign currency forward contract with a notional value of 75.0 million British pounds which is used to hedge the Company’s investment in its European subsidiary. As of December 31, 2012 and December 31, 2011, the Company had a foreign currency forward contract with a notional value of 10.3 million Euros and 6.0 million Euros, respectively, which is used as an economic hedge against a strategic investment that is denominated in Euros. The fair value of these contracts was determined based upon spot foreign exchange rates, LIBOR interest rates and dealer quotations.

Mortgage-backed securities

The Company’s mortgage-backed securities that are not actively traded are priced based upon dealer quotations, prices observed from recently executed transactions and cash flow models that incorporate LIBOR forward interest rates, weighted average coupon, weighted average loan age, loan to value and other observable inputs. Mortgage-backed securities are primarily held within Assets of business held for sale on the Consolidated Statements of Financial Condition.

Purchased call options and embedded conversion derivative

The fair value of the purchased call options and embedded conversion derivative are determined using an option pricing model based on observable inputs such as implied volatility of the Company’s Class A common stock, risk-free interest rate, and other factors.

Deferred compensation investments

Deferred compensation investments comprise investments in liquid mutual funds that the Company acquires to hedge its obligations to employees and directors under certain non-qualified deferred compensation arrangements. These mutual fund investments can generally be redeemed at any time and are valued based upon quoted market prices.

Investment in the Deephaven Funds

Investment in the Deephaven Funds represents our residual investment in certain funds that were formerly managed by Deephaven Capital Management. These investments are in the process of liquidation and are valued based upon the fair value of the underlying investments within such funds.

Fair value of derivative instruments

The Company enters into derivative transactions, primarily with respect to making markets in listed domestic options. In addition, the Company enters into derivatives to manage foreign currency exposure and related to its long-term debt (see Footnote 13 “Long-Term Debt”). Cash flows associated with such derivative activities are included in cash flows from operating activities on the Consolidated Statements of Cash Flows, when applicable.

The following tables summarize the fair value of derivative instruments in the Consolidated Statements of Financial Condition and the gains and losses included in the Consolidated Statements of Operations (in thousands):

	STATEMENTS OF FINANCIAL CONDITION LOCATION	FAIR VALUE AS OF DECEMBER 31,
		2012	2011
Asset Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$237	$17,532
Listed equity options (1)		202,091	280,384
Foreign currency forward contracts		—	477

		$202,328	$298,393

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$—	$3,474

Liability Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$237	$17,532
Listed equity options (1)		155,942	254,506
Total return swap (2)		—	17,031
Foreign currency forward contracts		822	—

		$157,001	$289,069

Derivative instruments designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Foreign currency forward contracts		$4,446	$—

(1)	As of December 31, 2012, the Company held 0.9 million long and 1.0 million short listed equity option contracts. As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. These contracts are not subject to collateral requirements and are not netted.
(2)	As of December 31, 2011, the total return swap liability was offset by an asset of equal value that was included in Financial Instruments owned, at fair value on the Company’s Consolidated Statements of Financial Condition. This total return swap was liquidated during the first quarter of 2012.

	FINANCIAL STATEMENTS LOCATION	GAIN (LOSS) RECOGNIZED FOR THE YEAR ENDED DECEMBER 31,
		2012	2011	2010
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(17,295)	$(16,371)	$(48,134)
Listed equity options (1)	Net trading revenue	3,663	(2,647)	452
Embedded conversion derivative	Investment income (loss) and other, net	17,295	16,371	48,134
Total return swap (2)	Investment income (loss) and other, net	—	(5,531)	—
Foreign currency forward contracts	Investment income (loss) and other, net	(2,192)	1,169	—

		$1,471	$(7,009)	$452

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive (loss)	$(6,454)	$(175)	$(1,078)

(1)	Realized gains and losses on listed equity options relate to the Company’s market making activities in such options. Such market making activities also comprise trading in the underlying equity securities with gains and losses on such securities generally offsetting the gains and losses reported in this table. Gains and losses on such equity securities are also included in Net trading revenue on the Company’s Consolidated Statements of Operations.
(2)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company’s Consolidated Statements of Operations.